UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Prudential

Dryden Total Return Bond Fund, Inc.

Portfolio of Investments as of September 30, 2005 (Unaudited)

Moody’s Rating (Unaudited)	Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 96.0%
ASSET BACKED SECURITIES 2.4%
			American Express Credit Account Master Trust, Sr. Sec’d Notes,
			Ser. 2004-C, Class C,
Baa2	$454	(h)(j)	4.268%, 2/15/12	$455,109
			Asset Backed Securities Corp. Home Equity, Ser. 2002-HE2, Class M1,
Aaa	541	(h)	4.468%, 8/15/32	541,889
			Ser. 2003-HE1, Class M1,
Aa2	750	(h)	4.788%, 1/15/33	760,524
			Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	740		4.54%, 9/15/10	735,705
			Centex Home Equity, Ser. 2005-A, Class M4,
A1	600	(h)	4.63%, 1/25/35	602,457
			Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3,
Aa3	650	(h)	4.49%, 3/25/35	653,563
			CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2,
A2	384	(h)	5.58%, 8/25/32	386,092
			Equity One, Inc., Ser. 2004-3, Class M1,
Aa2	520		5.70%, 7/25/34	524,114
			First Franklin Mortgage Loan Trust, Ser. 2005-FF6, Class M2,
Aa2	640	(h)	4.27%, 5/25/36	640,816
			Home Equity Asset Trust, Ser. 2005-7, Class 2A4,
Aaa	360	(h)	4.24%, 1/25/36	360,000
			Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1,
Aa2	640	(h)	4.63%, 5/25/33	643,798
			Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class M112,
Aa3	550	(h)	4.63%, 12/25/34	554,753
			Structured Asset Securities Corp., Ser. 2005-RMS1, Class A3,
AAA(g)	390	(h)	4.13%, 2/25/35	390,393

			Total asset backed securities	7,249,213

COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
			Countrywide Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-18CB, Class 3A1,
Aaa	973		5.25%, 9/25/19	955,380

			Master Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-4, Class 4A1,
Aaa	745		5.00%, 4/25/19	743,809
			Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A-3
Aaa	1,761		4.17%, 2/25/34	1,742,453
			Washington Mutual, Ser. 2002-AR15, Class A-5,
Aaa	570		4.38%, 12/25/32	564,178

			Total collateralized mortgage obligations	4,005,820

COMMERCIAL MORTGAGE BACKED SECURITIES 8.2%
			Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB,
AAA(g)	1,450	(h)	5.013%, 11/10/42	1,458,633
			Bear Stearns Commercial Mortgage Secs, Inc., Ser. 2005-T18, Class AAB,
Aaa	600		4.82%, 2/13/42	594,841
			Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4,
Aaa	3,300		4.11%, 7/5/35	3,129,427
			J.P. Morgan Chase Commercial Mortgage Securities,
			Ser. 2003-CB6, Class A-2,
Aaa	1,500		5.255%, 7/12/37	1,526,385
			Ser. 2003-ML1A, Class A2,
Aaa	1,740		4.767%, 3/12/39	1,717,874
			Ser. 2005-LDP2, Class ASB,
Aaa	1,800		4.66%, 7/15/42	1,766,499
			Ser. 2005-LDP4, Class A4,
Aaa	870		4.918%, 10/15/42	865,111
			LB-UBS Commercial Mortgage Trust,
			Ser. 2003-C8, Class A-3,
Aaa	1,295		4.83%, 11/15/27	1,289,769
			Ser. 2004-C8, Class A-6,
Aaa	1,100		4.80%, 12/15/29	1,085,951
			Ser. 2005-C5, Class A4,
AAA(g)	770		4.954%, 9/15/40	767,351
			Merrill Lynch Mortgage Trust,
			Ser. 2004-KEY2, Class A-3,
Aaa	1,500		4.615%, 8/12/39	1,469,178
			Ser. 2004-MKB1, Class A-3,
Aaa	1,100		4.892%, 2/12/42	1,094,524
			Morgan Stanley Dean Witter Capital I, Ser. 2000-PRIN, Class A-3,
Aaa	491		7.36%, 2/23/34	512,030
			PNC Mortgage Acceptance Corp., Ser. 1999-CM1, Class A1B,
AAA(g)	1,835		7.33%, 12/10/32	1,991,739
			Wachovia Bank Commercial Mortgage Trust,
			Ser. 2003-C3, Class A-2,
AAA(g)	3,930		4.867%, 2/15/35	3,907,450
			Ser. 2003-C9, Class A-3,
AAA(g)	1,245		4.608%, 12/15/35	1,224,762

			Total commercial mortgage backed securities	24,401,524

FOREIGN GOVERNMENT BONDS 5.6%
			Argentina Government Bonds, F.R.N.,
B3	875	(e)(h)	4.005%, 8/3/12	796,835
B3	720	(e)(h)	2.9918%, 4/30/13	604,800

			Brazilian Government Bonds,
B1	165	(e)	11.25%, 7/26/07	182,655
B1	1,500	(b)(e)	9.25%, 10/22/10	1,686,000
			Croatian Government Bonds, Ser. B, F.R.N.,
Baa3	124	(e)(h)(i)	4.75%, 7/31/06 (cost $122,750; purchased 9/29/00)	124,163
			Hungary Government Bonds,
A1	HUF 288,950		7.00%, 4/12/06	1,395,134
A1	HUF 79,670		8.00%, 2/12/15	429,819
			New Zealand Government Bond,
Aaa	NZD 3,675		7.00%, 7/15/09	2,632,575
			Norway Government Bond,
Aaa	NOK 8,610		6.75%, 1/15/07	1,382,055
			Panama Government Bond,
Ba1	$533	(e)(h)	4.6875%, 7/17/14	526,646
			Peru Government Bonds,
Ba3	415	(e)	8.375%, 5/3/16	485,550
Ba3	663	(e)	5.00%, 3/7/17	650,446
			Poland Government Bonds,
A2	PLN 4,330		8.50%, 5/12/07	1,410,730
			Republic of Philippines, Bonds,
B1	$480	(b)(e)	9.875%, 1/15/19	535,200
			United Mexican States, Bonds,
Baa1	MXN 8,000		10.50%, 7/14/11	837,631
			Ser. M,
Baa1	MXN 6,200		10.00%, 12/5/24	639,481
			Notes,
Baa1	$1,815	(e)	8.375%, 1/14/11	2,087,250
			Uruguay Government Bonds,
B3	335	(e)	7.25%, 2/15/11	348,400

			Total foreign government bonds	16,755,370

MORTGAGE BACKED SECURITIES 32.6%
			Federal Home Loan Mortgage Corp.
	1,503	(f)	4.50%, 11/1/18 - 7/1/19	1,474,425
	2,500		5.00%, TBA	2,492,970
	2,000		5.00%, TBA	1,956,876
	5,295	(f)	5.00%, 1/1/19 - 5/1/34	5,233,886
	3,234	(f)	5.50%, 10/1/33 - 7/1/34	3,248,290
	2,252	(f)	6.00%, 11/1/33	2,291,819
	1,152	(f)	6.50%, 7/1/32 - 11/1/33	1,185,151
	595	(f)	7.00%, 9/1/32	621,893
			Federal National Mortgage Association,
	1,257	(f)	4.00%, 5/1/19	1,210,293
	7,593	(f)	4.50%, 6/1/18 - 8/1/33	7,378,609
	13,092	(f)	5.00%, 1/1/19 - 3/1/34	12,872,560
	7,000		5.50%, TBA	6,995,624
	19,882	(f)	5.50%, 4/1/17 - 2/1/34	19,904,092
	1,500		6.00%, TBA	1,524,843
	13,472	(f)	6.00%, 9/1/17 - 2/1/35	13,722,994
	5,350	(f)	6.50%, 12/1/17 - 11/1/33	5,521,562
	498	(f)	7.00%, 3/1/32 - 5/1/32	520,678
			Government National Mortgage Association,
	4,991	(f)	5.50%, 6/20/35	5,031,250
	924	(f)	6.00%, 1/15/33	946,262
	2,977	(f)	6.50%, 9/15/32 - 11/15/33	3,097,202

			Total mortgage backed securities	97,231,279

DOMESTIC CORPORATE BONDS 33.0%
			Alcan, Inc., Bonds,
Baa1	500		5.75%, 6/1/35	491,572
			Allstate Corp. (The), Sr. Notes,
A1	1,200		5.55%, 5/9/35	1,158,035
			ALLTEL Ohio LP, Gtd. Notes,
A2	375	(j)	8.00%, 8/15/10	425,681
			Altria Group, Inc.,
			Debs.,
Baa2	400		7.75%, 1/15/27	466,429
			Notes,
Baa2	325		7.65%, 7/1/08	347,225
			American International Group, Inc., Notes,
Aa2	625		4.25%, 5/15/13	596,751
			American Standard, Inc., Gtd. Notes,
Baa3	855		7.625%, 2/15/10	938,038
			AT&T Corp., Sr. Notes,
Ba1	600	(b)	9.75%, 11/15/31	759,750
			Atmos Energy Corp., Notes,
Baa3	500		4.00%, 10/15/09	482,238
			Auburn Hills Trust, Debs.,
A3	165		12.375%, 5/1/20	248,998
			BAE Systems Holdings, Inc., Notes,
Baa2	1,500	(b)(j)	5.20%, 8/15/15	1,479,360
			Bank United Corp., Sub. Notes,
Baa1	2,750		8.875%, 5/1/07	2,900,622
			BellSouth Corp., Notes,
A2	690		4.20%, 9/15/09	676,624
			Berkshire Hathaway Finance Corp., Gtd. Notes,
Aaa	1,100		4.75%, 5/15/12	1,087,601
			BJ Services Co., Sr. Notes, Ser. B,
Baa2	2,000		7.00%, 2/1/06	2,013,105
			Briggs & Stratton Corp., Gtd. Notes,
Ba1	980		8.875%, 3/15/11	1,122,100
			Capital One Bank, Sr. Notes,
Baa2	1,265		6.875%, 2/1/06	1,274,909
Baa2	650		5.125%, 2/15/14	640,353
			CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge., Ser. J2,
Baa2	750		5.70%, 3/15/13	777,654
			Certegy, Inc., Notes,
Baa2	650		4.75%, 9/15/08	651,535
			Chancellor Media Corp., Sr. Notes,
Baa3	1,055		8.00%, 11/1/08	1,135,990
			Chrysler Corp., Debs.,
A3	340		7.45%, 3/1/27	369,967
			Citizens Communications Co., Sr. Notes,
Ba3	870		7.625%, 8/15/08	915,675
			CMS Energy Corp., Sr. Notes,
B1	640	(b)	8.90%, 7/15/08	692,000
			Consumers Energy Co., First Mtge. Bonds, Ser. B,
Baa3	250		5.375%, 4/15/13	252,723
			Continental Airlines, Inc., Pass-Thru Certs.,
			Ser. 2000-1, Class A-1,
Ba2	95	(b)	9.558%, 9/1/19	94,651
			Ser. RJ04,
Baa3	8	(b)	8.048%, 11/1/20	8,220
			CSC Holdings, Inc., Sr. Notes,
B1	1,000		7.875%, 12/15/07	1,027,500

			D.R. Horton, Inc., Sr. Notes,
Ba1	1,600		5.625%, 9/15/14	1,541,949
			Dow Chemical Co. (The), Debs.,
A3	300		9.00%, 4/1/21	407,357
			Duke Capital LLC, Sr. Notes,
Baa3	800		4.331%, 11/16/06	795,863
			Edison Mission Energy, Sr. Notes,
B1	270		10.00%, 8/15/08	299,025
B1	360		7.73%, 6/15/09	379,800
			El Paso Electric Co., Sr. Unsec. Notes,
Baa3	1,000		6.00%, 5/15/35	1,018,220
			Energy East Corp., Notes,
Baa2	500		6.75%, 6/15/12	546,304
			Energy East Corp., Notes,
Baa2	15		6.75%, 9/15/33	17,029
			Enterprise Products Operating LP, Sr. Notes,
Baa3	900		4.00%, 10/15/07	882,003
			Equifax, Inc., Notes,
Baa1	375		4.95%, 11/1/07	377,795
			Equity One, Inc., Gtd. Notes,
Baa3	500		3.875%, 4/15/09	477,445
			Everest Reinsurance Holdings, Inc., Notes,
A3	500		5.40%, 10/15/14	494,622
			Fedex Corp., Gtd. Notes,
Baa2	625		7.25%, 2/15/11	689,900
			Notes,
Baa2	1,250		2.65%, 4/1/07	1,214,780
			FirstEnergy Corp., Notes,
Baa3	450		5.50%, 11/15/06	453,804
Baa3	905		6.45%, 11/15/11	963,612
Baa3	250		7.375%, 11/15/31	293,217
			Ford Motor Credit Co., Notes,
Baa3	800	(b)	6.625%, 6/16/08	781,902
Baa3	50		7.00%, 10/1/13	46,368
			Freescale Semiconductor, Inc., Sr. Notes,
Ba2	650		6.875%, 7/15/11	682,500
			Gap, Inc. (The), Notes,
Baa3	2,400		6.90%, 9/15/07	2,475,328
			General Motors Acceptance Corp., Notes,
Ba1	1,980	(b)	6.125%, 9/15/06	1,986,288
Ba1	1,000	(b)	6.125%, 2/1/07	994,123
			Georgia-Pacific Corp., Notes,
Ba2	500		8.875%, 5/15/31	591,336
			Halliburton Co., Notes,
Baa2	135		5.50%, 10/15/10	139,408
			Harrahs Operating Co, Inc.,
			Bonds,
Baa3	580	(j)	5.75%, 10/1/17	567,716
			Notes,
Ba1	1,035		7.875%, 12/15/05	1,041,469
Baa3	500		7.125%, 6/1/07	517,843
			HCA, Inc., Debs.,
Ba2	300		8.36%, 4/15/24	321,864
			HCA, Inc., Notes,
Ba2	3,000		7.125%, 6/1/06	3,038,684
			Host Marriott LP, Sr. Notes, Ser. M,
Ba2	475	(b)	7.00%, 8/15/12	481,531
			HSBC Finance Corp., Notes,
A1	1,300	(b)	5.00%, 6/30/15	1,278,533
A1	155		6.75%, 5/15/11	168,581

			Huntsman International LLC, Gtd. Notes,
B2	600		9.875%, 3/1/09	633,750
			Hyundai Motor Manufacturing LLC, Gtd. Notes,
Baa3	500	(j)	5.30%, 12/19/08	500,907
			ICI Wilmington, Inc., Gtd. Notes,
Baa3	540		4.375%, 12/1/08	530,888
			IMC Global, Inc., Debs.
B1	550	(b)	6.875%, 7/15/07	558,938
			Ser. B,
Ba3	11		10.875%, 6/1/08	12,430
Ba3	195		10.875%, 8/1/13	230,100
			International Business Machines Corp., Debs.,
A1	750		8.375%, 11/1/19	982,853
			Jabil Circuit, Inc., Sr. Notes,
Baa3	400		5.875%, 7/15/10	409,728
			Kerr-McGee Corp., Sec’d Notes,
Ba3	1,500		5.875%, 9/15/06	1,515,716
			Kraft Foods, Inc.,
			Notes,
A3	425		6.25%, 6/1/12	453,818
			Sr. Usec. Notes,
A3	120		5.625%, 11/1/11	123,986
			Kroger Co. (The), Gtd. Notes,
Baa2	500		6.75%, 4/15/12	536,948
			Lubrizol Corp.,
			Notes,
Baa3	200		5.875%, 12/1/08	205,286
			Sr. Notes,
Baa3	1,100		4.625%, 10/1/09	1,081,347
			Lyondell Chemical Co., Gtd. Notes,
B1	750		9.50%, 12/15/08	785,625
			Magellan Health Services, Inc., Sr. Notes, Ser. A,
B3	660		9.375%, 11/15/08	693,825
			Magellan Midstream Partners LP, Unsub.,
Ba1	465		5.65%, 10/15/16	470,701
			Mandalay Resort Group, Sr. Sub. Notes,
Ba3	5		9.375%, 2/15/10	5,128
			Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes,
Baa2	50		5.75%, 9/15/15	49,477
			May Department Stores Co. (The), Notes,
Baa1	460		6.70%, 7/15/34	481,726
			Merck & Co., Inc., Debs.,
Aa3	65		5.95%, 12/1/28	66,479
			Midland Funding II, Bonds,
Ba3	591		13.25%, 7/23/06	623,091
			Motorola, Inc., Notes,
Baa2	725		4.608%, 11/16/07	724,160
Baa2	38		7.625%, 11/15/10	43,007
			New Cingular Wireless Services, Inc.,
			Notes,
Baa2	500		8.125%, 5/1/12	586,338
			Sr. Notes,
Baa2	575		8.75%, 3/1/31	776,134
			News America, Inc., Notes,
Baa3	800	(b)(j)	5.30%, 12/15/14	798,284
			NiSource Finance Corp., Gtd. Notes,
Baa3	200		7.625%, 11/15/05	200,735
Baa3	1,000		5.45%, 9/15/20	978,190
			Nissan Motor Acceptance Corp., Notes,
Baa1	360	(j)	4.625%, 3/8/10	353,568
			Noranda, Inc., Notes,
Baa3	525		6.20%, 6/15/35	507,074
			Northern State Power Co., First Mtge. Bonds, Ser. B,
A2	400		8.00%, 8/28/12	473,696

			Occidental Petroleum Corp., M.T.N.,
A3	900		4.25%, 3/15/10	882,426
			Oregon Steel Mills, Inc., Gtd. Notes,
Ba3	740		10.00%, 7/15/09	797,350
			Pacific Gas & Electric Co., Unsec. Notes,
Baa1	1,360		6.05%, 3/1/34	1,414,933
			Park Place Entertainment Corp., Sr. Sub. Notes,
Ba1	1,060		7.875%, 12/15/05	1,066,625
			Pharmacia Corp., Debs.,
Aaa	230		6.50%, 12/1/18	261,754
			Post Apartment Homes LP, Sr. Notes,
Baa3	665		5.45%, 6/1/12	654,493
			Propex Fabrics, Inc., Gtd. Notes,
Caa1	250	(j)	10.00%, 12/1/12	230,625
			PSEG Funding Trust I, Notes,
Baa3	1,500		5.381%, 11/16/07	1,511,691
			Raytheon Co., Notes,
Baa3	48		4.50%, 11/15/07	47,724
			Res-Care, Inc., Gtd. Notes,
B1	361		10.625%, 11/15/08	382,660
			Residential Capital Corp.,
			Notes,
Baa3	450	(j)	6.875%, 6/30/15	470,885
			Sr. Unsec. Notes,
Baa3	2,500	(j)	6.375%, 6/30/10	2,532,697
			RJ Reynolds Tobacco Holdings, Inc., Notes,
Ba2	1,800	(j)	6.50%, 7/15/10	1,795,500
			Rockwell Automation, Inc., Debs.,
A3	1,500		5.20%, 1/15/98	1,352,462
			Royal Caribbean Cruises Ltd., Sr. Notes,
Ba1	550		6.875%, 12/1/13	570,625
			RPM International, Inc., Senior Notes,
Baa3	900	(j)	4.45%, 10/15/09	872,565
			Ryland Group, Inc., Sr. Notes,
Baa3	495		5.375%, 6/1/08	497,342
			Sanmina-SCI Corp., Gtd. Notes,
Ba2	300		10.375%, 1/15/10	330,750
			Seagate Technology HDD Holdings, Gtd. Notes,
Ba2	275		8.00%, 5/15/09	288,750
			Southern California Edison Co., Notes,
Baa1	2,000		6.375%, 1/15/06	2,010,861
			Southwest Airlines Co., Notes,
Baa1	650		5.25%, 10/1/14	635,890
			Sprint Capital Corp., Gtd. Notes,
Baa2	1,510		4.78%, 8/17/06	1,512,334
Baa2	900		6.90%, 5/1/19	1,007,590
Baa2	310		8.75%, 3/15/32	415,688
			Starwood Hotels & Resorts Worldwide, Inc.,
			Debs.,
Ba1	155		7.375%, 11/15/15	168,175
			Gtd. Notes,
Ba1	780		7.375%, 5/1/07	804,375
			Sun Microsystems, Inc., Senior Notes,
Ba1	1,525		7.50%, 8/15/06	1,555,968
			SunGard Data Systems, Inc., Bonds,
B2	800		4.875%, 1/15/14	702,000
			Sungard Data Systems, Inc., Sr. Unsec. Notes,
B3	900	(b)(j)	9.125%, 8/15/13	932,625
			TCI Communications, Inc., Senior Notes,
Baa2	1,500		6.875%, 2/15/06	1,511,472
			TECO Energy, Inc., Sr. Notes,
Ba2	485	(j)	6.75%, 5/1/15	508,038
Ba2	235	(b)(j)	7.50%, 6/15/10	252,625

Ba1	400		4.446%, 11/16/06	397,028
			Tyson Foods, Inc.,
			Notes,
Baa3	275		6.625%, 10/17/05	275,120
			Sr. Notes,
Baa3	375		7.25%, 10/1/06	384,637
			Verizon Global Funding Corp., Bonds,
A2	30		5.85%, 9/15/35	29,503
			Viacom, Inc., Gtd Notes,
Baa3	120		7.875%, 7/30/30	140,344
			Wal-MartT Stores, Inc., Bonds,
Aa2	600		5.25%, 9/1/35	580,641
			Wellpoint, Inc., Notes,
Baa1	500	(j)	5.00%, 12/15/14	497,416
			Weyerhaeuser Co., Debs.,
Baa2	115		7.375%, 3/15/32	130,090
			Wyeth, Unsub. Notes,
Baa1	1,210		6.45%, 2/1/24	1,328,241
			Xcel Energy, Inc., Senior Notes,
Baa1	775		3.40%, 7/1/08	747,827
			XL Capital Ltd., Sr. Notes,
A2	25		5.25%, 9/15/14	24,118
			YUM! Brands, Inc., Sr. Notes,
Baa3	420		8.875%, 4/15/11	497,493

			Total domestic corporate bonds	98,407,394

FOREIGN CORPORATE BONDS(e) 7.2%
			Asia Aluminum Holdings Ltd. (Bermuda), Sec’d. Notes,
Ba3	370	(j)	8.00%, 12/23/11	372,313
			Carnival PLC (United Kingdom), Notes,
A3	225		7.30%, 6/1/07	233,793
			Chuo Mitsui Trust & Banking Co. (Japan), Sub. Notes,
Baa2	650	(h)(j)	5.506%, 12/15/49	625,647
			Conoco Funding Company Co. (Canada), Gtd. Notes,
A3	1,160		6.35%, 10/15/11	1,258,072
			Crown Cork & Seal PLC, Notes (United Kingdom)
B3	875	(b)	7.00%, 12/15/06	896,875
			Deutsche Telekom International Finance BV, (Netherlands) Gtd. Notes,
A3	185		8.75%, 6/15/30	238,839
			Empresa Nacional de Electricidad S.A,. (Chile), Unsub. Notes,
Ba1	185		8.35%, 8/1/13	210,588
			Enersis S.A., (Chile), Bonds,
Ba1	1,000		7.375%, 1/15/14	1,056,635
			Equus Cayman Finance Ltd., (Cayman Islands), Notes,
Baa3	215	(j)	5.50%, 9/12/08	216,524
			Gazprom OAO (Germany), Notes,
BB(g)	420		10.50%, 10/21/09	498,120
			Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes,
A3	715	(j)	7.45%, 11/24/33	825,897
			Kasikornbank PLC (Thailand), Sub. Notes,
Baa2	430	(j)	8.25%, 8/21/16	513,376
			Kazkommerts International BV (Netherlands), Gtd. Notes,
Baa2	1,060	(j)	7.875%, 4/7/14	1,116,975
			Korea East-West Power Co. Ltd (South Korea), Sr. Unsub. Notes,
A2	400	(j)	4.875%, 4/21/11	394,856
			Mizuho Finance Group Ltd.(Cayman Islands), Gtd. Notes,
A2	490	(b)(j)	5.79%, 4/15/14	510,386
			Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	600		8.00%, 11/15/11	683,100
			Petronas Capital Ltd. (Malaysia), Gtd. Notes,
A1	1,530	(j)	7.00%, 5/22/12	1,707,344

			Resona Bank Ltd. (Japan), Notes,
Baa1	900	(j)	7.191%, 12/30/49	931,736
			Resona Preferred Global Securities Ltd. (Cayman Islands), Bonds,
Baa3	700	(j)	5.85%, 1/1/56	690,890
			Russian Standard Finance SA (Luxembourg), Unsec’d Notes,
Ba2	680	(j)	7.50%, 10/7/10	682,734
			Sumitomo Mitsui Banking Corp. (Japan), Notes,
A2	1,600	(j)	5.625%, 7/15/49	1,592,307
			Talisman Energy, Inc. (Canada), Notes,
Baa1	1,000		5.125%, 5/15/15	995,970
			Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico), Gtd. Notes,
Baa1	1,800		6.65%, 5/15/06	1,821,401
Baa1	1,150		6.80%, 5/15/09	1,212,338
			TELUS Corp. (Canada), Notes,
Baa2	1,310		7.50%, 6/1/07	1,367,970
Baa3	500		8.00%, 6/1/11	572,022
			Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	205		6.75%, 2/15/11	221,422

			Total foreign corporate bonds(e)	21,448,130

MUNICIPAL BOND 0.2%
			Liberty Dev. Corp. Rev. Goldman Sachs Group, Inc.
AA3	585		5.25%, 10/1/35	653,708

FOREIGN STRUCTURED NOTES 0.4%
			Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes,
Aaa	1,100	(e)(h)(i)(j)	4.19%, 7/3/33 (cost $1,111,000; purchased 6/16/05)	1,111,000

STRUCTURED NOTES 2.5%
			Dow Jones CDX High Yield Trust, Pass Thru Certs., Series 4-TI,
B3	2,871	(b)(j)	8.25%, 6/29/10	2,853,056
			Series 4-T2,
Ba3	1,000	(b)(j)	6.75%, 6/29/10	983,125
			Series 4-T3,
B3	3,000	(b)(j)	8.00%, 6/29/10	3,003,749
			Targeted Return Index Securities Trust, Ser. HY-2005-1,
B1	602	(h)(i)(j)	7.651%, 6/15/15, (cost $627,121; purchased 9/27/05	613,735

			Total structured notes	7,453,665

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
			Federal Home Loan Mortgage Corp., M.T.N.,
	1,235	(b)	4.375%, 7/17/15	1,206,194
			Tennessee Valley Authority,
NR	335		5.88%, 4/1/36	380,620

			Total U.S. Government Agency Obligations	1,586,814

U.S. GOVERNMENT TREASURY OBLIGATIONS 2.1%
			United States Treasury Bonds,
	675	(a)	5.375%, 2/15/31	756,211
	850	(a)(b)	8.125%, 5/15/21	1,182,596
	285	(a)	9.25%, 2/15/16	398,655
	2,465		0%, 5/15/19, Principal Strips	1,316,445
	3,915		0%, 11/15/27, Principal Strips	1,407,308
			United States Treasury Inflation Index
	1,211		0.88%, 4/15/10	1,177,070

		United States Treasury Notes,
185	(a)	4.25%, 8/15/15	183,844

		Total U.S. Government Obligations	6,422,129

		Total long-term investments (cost $285,530,773)	286,726,046

SHORT-TERM INVESTMENTS 14.0%
Shares
Mutual Fund 14.0%
41,775,020	(c)(d)	Dryden Core Investment Fund - Taxable
		Money Market Series (cost $41,775,020)	$41,775,020

OUTSTANDING OPTIONS PURCHASED
Contracts
		Call Options
		Euro Futures,
65		expiring 11/30/05 @$96.125	2,031
33		expiring 09/18/06 @$95.25	28,669

		Total options purchased (cost $62,890)	30,700

		Total short-term investments (cost $41,837,910)	41,805,720

		Total Investments, Before Outstanding Options Written 110.0% (cost $327,368,683)(k)	328,531,766

OUTSTANDING OPTIONS WRITTEN
		Call Options
		Euro Futures
40		expiring 11/30/05 @$96.25	(417)
33		expiring 09/18/06 @$95.75	(12,788)

		Total outstanding options written (premiums received $22,313)	(13,205)

		Total Investments, Net of Outstanding Options Written 110.0% (cost $327,346,370)	328,518,561

		Liabilities in excess of other assets(l) (10.0%)	(29,963,199)

		Net Assets 100.0%	$298,555,362

The following abbreviations are used in portfolio descriptions:

F.R.N.-Floating Rate Note.

HUF-Hungarian Forint.

MXN-Mexican Peso.

M.T.N.-Medium Term Note.

NOK-Norwegian Krone.

NZD-New Zealand Dollar.

PLN-Polish Zloty.

TBA-To Be Announced Security.

(a)	Portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $21,642,752; cash collateral of $22,135,404 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	US$ denominated foreign bonds.
(f)	All or a portion of security segregated as collateral for TBA securities.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the rate is adjusted. The interest rate shown reflects the rate in effect at September 30, 2005.
(i)	Indicates securities that have been deemed illiquid. The aggregate cost of the illiquid securities is $1,860,871. The aggregate value of $1,848,898 represents 0.62% of net assets.
(j)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$328,760,500	$2,173,430	$(2,402,164)	$(228,734)

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, swaps and foreign currency contracts as follows:

Dryden Total Return Bond Fund

Open future contracts outstanding at September 30, 2005:

Number of Contracts	Type	Expiration Date	Value at September 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
169	U.S. Long Bond	Dec. 2005	$19,398,031	$19,668,979	$(270,948)
77	U.S. T-Notes 5yr	Dec. 2005	8,247,422	8,283,114	(35,692)
76	90 Day Eurodollar	Dec. 2005	18,166,850	18,193,202	(26,352)

					(332,992)

	Short Positions:
259	U.S. T-Notes 2yr	Dec. 2005	53,325,672	53,504,551	178,879
43	U.S. T-Notes 10yr	Dec. 2005	4,726,641	4,788,340	61,699

					240,578

					$92,414

Forward Foreign currency exchange contracts outstanding at September 30, 2005:

Foreign Currency Contract	Payable at Statement Date	Value at September 30, 2005	Unrealized Appreciation
Sold:
New Zealand Dollar
expiring 10/11/05	$1,254,855	$1,233,562	$21,293
expiring 10/11/05	1,461,970	1,430,448	31,522
Polish Zloty
expiring 10/14/05	745,453	727,857	17,596
Hungarian Forint
expiring 10/13/05	751,387	721,294	30,093
expiring 10/13/05	464,475	459,990	4,485
Norwegian Krone
expiring 10/14/05	744,153	723,732	20,421

	$5,422,293	$5,296,883	$125,410

Credit/default swap agreements outstanding at September 30, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services (a)	12/20/2014	$1,500	1.17%	Nextel Communications, Inc.	$56,123
Morgan Stanley Capital Services (a)	6/20/2009	1,000	0.82%	Tyco International Group SA	17,892
Morgan Stanley Capital Services (a)	9/20/2015	1,000	0.57%	Dow Chemical Co. (The)	1,860
Morgan Stanley Capital Services (b)	12/9/2009	800	0.60%	RPM International, Inc.	(1,551)
Morgan Stanley Capital Services (b)	12/20/2009	100	0.75%	RPM International, Inc.	(777)

					$73,547

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the even that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Interest rate swap agreements outstanding at September 30, 2005:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Morgan Stanley Capital Services	7/14/2010	$4,300	4.348%	3 month LIBOR	$(46,926)
Morgan Stanley Capital Services	8/26/2010	1,500	4.487%	3 month LIBOR	(9,306)
Morgan Stanley Capital Services	5/19/2010	1,115	4.247%	3 month LIBOR	(5,464)
Morgan Stanley Capital Services	7/8/2010	550	4.308%	3 month LIBOR	(7,103)

					$(68,799)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.